Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 427,964	$ 725,261
Less: accumulated depreciation and amortization	(305,057)	(410,609)
Property and equipment, net	122,907	314,652
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	367,620	331,114
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 60,344	$ 394,147